Pension Plans (Tables)	12 Months Ended
Mar. 31, 2013
Funded Status of Defined Benefit Pension Plans

The funded status of the defined benefit pension plans, a substantial portion of which consists of domestic pension plans, as of March 31, 2012 and 2013 is as follows:

	Millions of yen
	2012	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥58,589	¥63,719
Service cost	3,049	3,214
Interest cost	1,339	1,252
Actuarial loss	3,170	15
Foreign currency exchange rate change	(35)	656
Benefits paid	(2,195)	(2,493)
Business combinations	0	3,117
Other	(198)	0

Benefit obligation at end of year	63,719	69,480

Change in plan assets:
Fair value of plan assets at beginning of year	85,396	85,945
Actual return on plan assets	108	9,289
Employer contribution	2,542	2,591
Benefits paid	(2,090)	(2,337)
Business combinations	0	1,005
Foreign currency exchange rate change	(11)	476

Fair value of plan assets at end of year	85,945	96,969

The funded status of the plans	¥22,226	¥27,489

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in prepaid expenses	¥24,459	¥32,005
Accrued benefit liability included in accrued expenses	(2,233)	(4,516)

Net amount recognized	¥22,226	¥27,489

Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax

Amount recognized in accumulated other comprehensive income (loss), pre-tax, at March 31, 2012 and 2013 consisted of:

	Millions of yen
	2012	2013
Net prior service credit	¥7,697	¥6,530
Net actuarial loss	(31,120)	(22,523)
Net transition obligation	(325)	(272)

Total recognized in accumulated other comprehensive income (loss), pre-tax	¥(23,748)	¥(16,265)

Net Pension Cost of Defined Benefit Plans

Net pension cost of the plans for fiscal 2011, 2012 and 2013 consists of the following:

	Millions of yen
	2011	2012	2013
Service cost	¥3,104	¥3,049	¥3,214
Interest cost	1,355	1,339	1,252
Expected return on plan assets	(2,025)	(2,019)	(2,049)
Amortization of transition obligation	(4)	56	56
Amortization of net actuarial loss	1,036	1,218	1,496
Amortization of prior service credit	(1,193)	(1,193)	(1,168)

Net periodic pension cost	¥2,273	¥2,450	¥2,801

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2011, 2012 and 2013 are summarized as follows:

	Millions of yen
	2011	2012	2013
Current year actuarial gain (loss)	¥(3,446)	¥(5,144)	¥7,312
Amortization of net actuarial loss	1,036	1,218	1,496
Prior service credit due to amendments	8	7	0
Amortization of prior service credit	(1,193)	(1,193)	(1,168)
Amortization of transition obligation	(4)	56	56
Plan curtailments and settlements	0	18	0
Foreign currency exchange rate change	166	19	(213)

Total recognized in other comprehensive income (loss), pre-tax	¥(3,433)	¥(5,019)	¥7,483

Significant Assumptions of Domestic and Overseas Pension Plans Used to Determine Plan Amounts

Significant assumptions of domestic and overseas pension plans used to determine these amounts are as follows:

Domestic	2011	2012	2013
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	2.1%	1.8%	1.8%
Rate of increase in compensation levels	6.1%	6.1%	6.0%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	2.1%	2.1%	1.8%
Rate of increase in compensation levels	5.9%	6.1%	6.1%
Expected long-term rate of return on plan assets	2.2%	2.2%	2.2%

Overseas	2011	2012	2013
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	5.5%	4.5%	4.3%
Rate of increase in compensation levels	0.8%	0.7%	0.6%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	6.0%	5.5%	4.5%
Rate of increase in compensation levels	0.8%	0.8%	0.7%
Expected long-term rate of return on plan assets	8.1%	7.2%	7.2%

Fair Value of Pension Plan Assets by Asset Category

The fair value of pension plan assets at March 31, 2012 and 2013, by asset category, are as follows:

	Millions of yen
	March 31, 2012
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥9,360	¥0	¥9,360	¥0
Other than Japan
Pooled funds*2	11,826	0	11,826	0
Debt securities:
Japan
Pooled funds*3	25,182	0	25,182	0
Other than Japan
Municipal bonds	2,791	0	2,791	0
Pooled funds*4	12,894	0	12,894	0
Other assets:
Life insurance company general accounts*5	17,280	0	17,280	0
Others*6	6,612	0	6,612	0

	¥85,945	¥0	¥85,945	¥0

*1	Equity securities of Japanese companies in which the Company and certain subsidiaries invest as pension plan assets include units of ORIX JREIT Inc. in the amounts of ¥89 million at March 31, 2012.
*2	These funds invest in listing shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds.
*4	These funds invest approximately 80% in foreign government bonds, and approximately 20% in foreign municipal bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2012, our policy for the portfolio of plans consists of three major components: approximately 20% is invested in equity securities, approximately 50% is invested in debt securities and approximately 30% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

	Millions of yen
	March 31, 2013
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥12,458	¥0	¥12,458	¥0
Other than Japan
Pooled funds*2	14,670	0	14,670	0

Debt securities:
Japan
Pooled funds*3	26,208	0	26,208	0
Other than Japan
Municipal bonds	3,332	0	3,332	0
Pooled funds*4	14,641	0	14,641	0

Other assets:
Life insurance company general accounts*5	17,880	0	17,880	0
Others*6	7,780	0	7,780	0

	¥96,969	¥0	¥96,969	¥0

*1	These funds invest in listing shares include shares of ORIX Corporation in the amounts of ¥12 million and units of ORIX JREIT Inc. in the amounts of ¥179 million at March 31, 2013.
*2	These funds invest in listing shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥107 million and investment corporation bonds of ORIX JREIT Inc. in the amounts of ¥41 million at March 31, 2013.
*4	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

Benefits Expected to be Paid

At March 31, 2013, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Years ending March 31,	Millions of yen
2014	¥2,013
2015	1,715
2016	1,871
2017	2,042
2018	2,236
2019-2023	13,464

Total	¥23,341